Quarterly Holdings Report
for

Fidelity® Utilities Central Fund

December 31, 2019

UTCIP-QTLY-0220
1.842153.113

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value
Electric Utilities - 49.2%
Electric Utilities - 49.2%
Alliant Energy Corp.	96,953	$5,305,268
American Electric Power Co., Inc.	36,826	3,480,425
Duke Energy Corp.	339,600	30,974,916
Edison International	641,544	48,378,833
Entergy Corp.	255,027	30,552,235
Evergy, Inc.	429,486	27,955,244
Exelon Corp.	1,324,479	60,382,998
FirstEnergy Corp.	598,679	29,095,799
NextEra Energy, Inc.	107,839	26,114,292
PG&E Corp. (a)	107,454	1,168,025
PNM Resources, Inc.	14,400	730,224
PPL Corp.	216,942	7,783,879
Scottish & Southern Energy PLC	259,700	4,953,062
Southern Co.	711,655	45,332,424
		322,207,624
Gas Utilities - 2.9%
Gas Utilities - 2.9%
Atmos Energy Corp.	139,691	15,625,835
South Jersey Industries, Inc.	45,410	1,497,622
Southwest Gas Holdings, Inc.	23,777	1,806,339
		18,929,796
Independent Power and Renewable Electricity Producers - 14.7%
Independent Power Producers & Energy Traders - 11.3%
Clearway Energy, Inc.:
Class A	53,400	1,021,008
Class C	695,195	13,869,140
NRG Energy, Inc.	411,203	16,345,319
The AES Corp.	1,107,339	22,036,046
Vistra Energy Corp.	915,558	21,048,678
		74,320,191
Renewable Electricity - 3.4%
Atlantica Yield PLC	382,991	10,107,132
NextEra Energy Partners LP	233,375	12,287,194
		22,394,326

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		96,714,517

Multi-Utilities - 24.5%
Multi-Utilities - 24.5%
CenterPoint Energy, Inc.	1,082,828	29,528,720
Dominion Energy, Inc.	855,904	70,885,969
Sempra Energy	395,315	59,882,316
		160,297,005
Oil, Gas & Consumable Fuels - 0.9%
Oil & Gas Storage & Transport - 0.9%
Cheniere Energy, Inc. (a)	101,101	6,174,238
Water Utilities - 0.6%
Water Utilities - 0.6%
SJW Corp.	52,485	3,729,584
TOTAL COMMON STOCKS
(Cost $468,887,341)		608,052,764

Nonconvertible Preferred Stocks - 0.0%
Water Utilities - 0.0%
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR
(Cost $245,516)	19,889	299,329
	Principal Amount	Value

Nonconvertible Bonds - 1.2%
Electric Utilities - 1.2%
Electric Utilities - 1.2%
Pacific Gas & Electric Co.:
3.95% 12/1/47 (b)	1,075,000	1,066,723
5.8% 3/1/37 (b)	3,220,000	3,356,850
6.05% 3/1/34 (b)	3,025,000	3,168,688
(Cost $7,609,801)		7,592,261
	Shares	Value

Money Market Funds - 5.9%
Fidelity Cash Central Fund 1.58% (c)	38,693,755	38,701,494
TOTAL MONEY MARKET FUNDS
(Cost $38,701,494)		38,701,494
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $515,444,152)		654,645,848
NET OTHER ASSETS (LIABILITIES) - 0.1%		742,603
NET ASSETS - 100%		$655,388,451

Legend

 (a) Non-income producing

 (b) Non-income producing - Security is in default.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$43,382
Fidelity Securities Lending Cash Central Fund	1,171
Total	$44,553

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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